Dividends and other appropriations	12 Months Ended
Dec. 31, 2017
Disclosure Of Dividends [Abstract]
Dividends and other appropriations

8 Dividends and other appropriations

	2017		2016		2015

	Pence per share	£m	Pence per share	£m	Pence per share	£m

Ordinary shares

Interim

2017 paid 8 February 2018	43.6	1,004

2017 paid 28 September 2017	56.5	1,284

2016 paid 28 September 2016			51.3	961

2015 paid 30 September 2015					49.4	908

Final

2016 paid 4 May 2017	118.1	2,181

2015 paid 5 May 2016			104.6	1,949

2014 paid 7 May 2015					100.6	1,862

	218.2	4,469	155.9	2,910	150.0	2,770

As announced on 26 April 2017, from 1 January 2018, the Group will move to four interim quarterly dividend payments.  As part of the transition, and to ensure shareholders receive the equivalent amount of total cash payments in 2018 as they would have under the previous payment policy, an additional interim dividend of 43.6 pence per share was announced on 5 December 2017 which was paid on 8 February 2018.

The dividend declared in 2017 for payment on 8 February 2018 was £1,000 million and is estimated based on the number of shares and the proportion of dividends to be paid in foreign currency using the exchange rate at year end.  This second interim dividend takes the total dividends declared in respect of 2017 to £4,465 million (2016: £3,155 million; 2015: £2,851 million) representing 218.2 pence per share (2016: 169.4 pence per share; 2015: 154.0 pence per share).